Average Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Health Care Portfolio	Apr. 29, 2024
VIP Health Care Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	4.22%
Past 5 years	9.68%
Past 10 years	10.43%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1513
Average Annual Return:
Past 1 year	2.56%
Past 5 years	11.04%
Past 10 years	11.10%